Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2021	$ 44,275	$ 50,552,830	$ (47,165,978)	$ 3,431,127
Beginning balance, shares at Jun. 30, 2021	4,427,432
Issuance of common stock in private placement	$ 3,125	1,486,875		1,490,000
Issuance of common stock in private placement, shares	312,500
Issuance of common stock in business acquisition	$ 8,333	3,991,667		4,000,000
Issuance of common stock in business acquisition, shares	833,333
Proceeds from exercise of stock option	$ 194	63,096		63,290
Proceeds from exercise of stock option, shares	19,400
Exercise of stock options net of 109,682 shares withheld	$ 426	(426)
Exercise of stock options net of 109,682 shares withheld, shares	42,606
Issuance of common stock for employee services	$ 30	19,970		20,000
Issuance of common stock for employee services, shares	3,031
Stock-based compensation		895,494		895,494
Net loss			(928,416)	(928,416)
Ending balance, value at Jun. 30, 2022	$ 56,383	57,009,506	(48,094,394)	8,971,495
Ending balance, shares at Jun. 30, 2022	5,638,302
Issuance of common stock in private placement	$ 4,200	2,284,082		2,288,282
Issuance of common stock in private placement, shares	420,000
Proceeds from exercise of stock option	$ 82	12,314		12,396
Proceeds from exercise of stock option, shares	8,216
Stock-based compensation		919,032		919,032
Net loss			(144,613)	(144,613)
Ending balance, value at Jun. 30, 2023	$ 60,665	$ 60,224,934	$ (48,239,007)	$ 12,046,592
Ending balance, shares at Jun. 30, 2023	6,066,518